Note 14 - Subsequent Events (Details) (USD $)	0 Months Ended		12 Months Ended			1 Months Ended	4 Months Ended			1 Months Ended	4 Months Ended
	Jun. 11, 2013	Nov. 03, 2005	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2000	Apr. 30, 2014 Subsequent Event [Member] Unpaid Salary Of The Officers [Member]	Apr. 30, 2013 Subsequent Event [Member] For Settlement of Accrued Salaries [Member]	Apr. 30, 2013 Subsequent Event [Member] For Settlement of Accounts Payable [Member]	Apr. 30, 2013 Subsequent Event [Member] For Director Fees [Member]	Apr. 30, 2014 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			13,753,045	13,669,072						6,132,571	500,000
Debt Conversion, Converted Instrument, Amount (in Dollars)			$ 36,400	$ 1,420,446						$ 53,800	$ 17,500
Stock Issued During Period, Shares, Issued for Services				2,751,229		788,250					2,440,149
Stock Issued During Period, Shares, New Issues	250,000		100,000				1,000,000	1,000,000	788,250
Stock Issued During Period, Value, New Issues (in Dollars)		625,066		516,111			20,000	27,500
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 609,977		$ 405,000						$ 36,400